Other current assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Other current assets
Other receivable	¥ 18,003	¥ 19,901
Deferred tax assets	9,133	9,159
Costs on uncompleted construction contracts	12,941	9,701
Prepaid expenses	5,978	6,612
Other	7,095	5,249
Other current assets	¥ 53,150	¥ 50,622